UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRECX Emerging Markets
Corporate Bond Fund –
.
PACEX Emerging Markets
Corporate Bond Fund–
.
Advisor  Class
TECIX Emerging Markets
Corporate Bond Fund–
.
I Class

T. ROWE PRICE Emerging Markets Corporate Bond Fund
HIGHLIGHTS
The Emerging Markets Corporate Bond Fund underperformed its benchmark on a net-of-fees basis and its Lipper peer group for the 12 months ended
December 31, 2023.
Security selection hindered relative results, while sector allocations were beneficial.
In terms of overall credit quality positioning, we continued to deemphasize lower-
quality bonds in the high yield segment, preferring issuers rated BBB and BB.
We remain generally constructive on the emerging market corporate asset class due to its attractive relative value and resilient return history.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide high current income and, secondarily, capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The T. Rowe Price Emerging Markets Corporate Bond Fund returned 7.41%
for the 12 months ended December 31, 2023, underperforming its benchmark,
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified, and
its Lipper peer group average. (Results for Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
Following a challenging year
for fixed income investments
in 2022, many fixed income
sectors rebounded, supported
by higher yields and a belief
that most central banks
appeared to be at or near
their peak interest rates.
Expectations for a pause in
rate hikes and the possibility
of a “soft landing” increased,
bolstering investors’ tolerance
for risk. This caused credit
spreads to tighten. (Credit
spreads measure the
additional yield that investors
demand to hold a bond with
credit risk compared with
a high-quality government
security with a comparable maturity.) Late in the year, inflation measures cooled, and the U.S. Federal Reserve paused rate hikes, which helped drive base rates lower.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Emerging Markets
Corporate Bond Fund –
.
4.89% 7.41%
Emerging Markets
Corporate Bond Fund–
.
Advisor  Class 4.74 7.13
Emerging Markets
Corporate Bond Fund–
.
I  Class 4.95 7.66
J.P. Morgan Corporate
Emerging Market Bond
Index Broad Diversified 5.25 9.08
Lipper Emerging Market
Hard Currency Debt Funds
Average 6.71 11.03

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The fund’s security selection weighed on relative performance, largely due to underweight exposure to lower-rated corporates that rebounded amid improved investor risk sentiment and heightened demand for yield. Within the consumer sector, our reduced exposure to Macanese gaming credits was also a drag on results. Our selection among Chinese consumer names was mixed, with Huazhu and Zhongsheng detracting, while Health and Happiness added to relative returns. (Please refer to the fund’s portfolio of investments for a complete list of our holdings and the amount each represents in the portfolio.)
Similarly, security selection in the oil and gas sector hindered relative results. Reduced exposure to lower-rated high yield oil companies led underperformance—specifically, the portfolio’s lack of exposure to Argentinian oil and gas companies was a drag on performance as Argentinian assets rebounded following the election of market-friendly Javier Milei as president.
Our holdings of higher-quality Qatar Petroleum lagged advances in the sector.
Our mix of securities within the real estate sector provided a boost to performance that was partially muted by our overweight allocation to the sector. Reduced exposure to Hong Kong real estate was helpful as China’s property sector woes weighed on the region. Positions in higher-yielding PT
Pakuwon and Corporacion Inmobiliara were beneficial.
Our notable underweight to the relatively lower-duration financial sector was helpful amid falling yields. (Duration measures a bond’s sensitivity to changes in interest rates.) At the same time, our overweight allocation to the higher-
yielding transportation sector aided performance as investors sought higher yields and global trade held up fairly well.
How is the fund positioned?
As liquidity remained challenging across all markets, we made modest adjustments throughout the period. Early in the period, we reduced exposure to credit risk amid increasing concerns about high inflation and rising rates that tempered enthusiasm for fixed income assets. Following recent spread tightening and yield declines, we remain defensively positioned relative to history with space to add risk into any dislocation. The fund has a long-term structural underweight to investment-grade bonds from higher-quality Asian emerging markets, which are generally quite efficiently priced and offer fewer opportunities to capitalize on market inefficiencies. Though we remain underweight, we increased exposure to higher-quality countries, such as
Mexico, India, and Indonesia.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

In terms of sector
positioning, the fund’s
largest underweight is to the
financial sector due to its
higher credit quality, lower
yields, and mixed relative
value. We prefer sectors
that are driven by domestic
consumer spending, such
as technology, media, and
telecommunications; utilities;
and transportation. At the
end of the reporting period,
the technology, media,
and telecommunications
sector remained the largest
overweight, though holdings
in this sector were trimmed.
We added to the industrial
sector, moving from
underweight to overweight
during the period.
In terms of overall credit quality positioning, we continued to deemphasize both the highest-quality and lowest-quality segments, preferring issuers rated
BBB (the lowest investment-grade rating) and BB (the highest non-investment-
grade rating) because these areas generally offer more opportunities to identify good companies with improving fundamentals that are candidates for ratings upgrades. The portfolio’s largest credit quality segment overweight was to BB rated debt. We continued to underweight distressed issuers—companies that carry credit spreads above 1,000 basis points—and bonds with credit ratings of CCC and below given their history of poor risk-adjusted returns and periodic defaults.
What is portfolio management’s outlook?
We remain generally constructive on the emerging markets (EM) corporate asset class due to its attractive relative value and resilient return history. With the strong rally in recent months, valuations have largely priced in the positive developments. The increasing complacency in the market and consensus expectations for a soft landing in the U.S. leave credit spreads more susceptible to any reversal of risk sentiment and upside inflation risks.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Emerging Markets Corporate Bond Fund

T. ROWE PRICE Emerging Markets Corporate Bond Fund

However, we believe that the sector’s high yield to maturity provides a compelling anchor for total return, even at today’s tighter spread levels, and can support performance even into modest increases in underlying Treasury yields or weaker EM credit spreads. Moreover, we believe that the sector’s lower duration and high credit quality continue to leave it well positioned as a more defensive asset within the broader emerging markets opportunity set. EM corporate fundamentals remain supportive with stable revenue growth, solid cash levels, and modest refinancing needs expected to keep corporate defaults trending below long-term averages in 2024.
As always, our investment process is centered around bottom-up, fundamental research and effective security selection. This approach will become increasingly important as the market environment becomes less beta driven and fundamentals come back to the fore.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

RISK OF INTERNATIONAL BOND INVESTING
Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets, including unpredictable changes in currency values.
Investments in emerging markets are subject to abrupt and severe price declines and should be regarded as speculative. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Some countries also have legacies of hyperinflation, currency devaluations, and governmental interference in markets.
International investments are subject to currency risk , a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund's holdings can be significant and long lasting depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are unpredictable, and it is not possible to effectively hedge the currency risks of many developing countries.
Bonds are also subject to interest rate risk , the decline in bond prices that usually accompanies a rise in interest rates, and credit risk , the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund's income level and share price.
BENCHMARK INFORMATION
Note: Copyright © 2024 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: Information has been obtained from sources believed to be reliable but
J.P. Morgan does not warrant its completeness or accuracy. The index is used with permission. The index may not be copied, used, or distributed without J.P.
Morgan’s prior written approval. Copyright 2024, J.P. Morgan Chase & Co. All rights reserved.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Note: © 2024, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2024, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
EMERGING MARKETS CORPORATE BOND FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Emerging Markets
Corporate Bond Fund –
.
7.41% 2.26% 3.17% – –
Emerging Markets
Corporate Bond Fund–
.
Advisor  Class 7.13 2.00 2.98 – –
Emerging Markets
Corporate Bond Fund–
.
I  Class 7.66 2.42 – 3.86% 12/17/15
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor and I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Emerging Markets Corporate Bond Fund 0.99%
Emerging Markets Corporate Bond Fund–Advisor Class 1.36
Emerging Markets Corporate Bond Fund–I Class 0.79
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
EMERGING MARKETS CORPORATE BOND FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,048.90 $4.54
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.77   4.48
Advisor Class
Actual   1,000.00   1,047.40   5.99
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.36   5.90
I Class
Actual   1,000.00   1,049.50   3.87
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.42   3.82
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.88%,
the
2
Advisor Class was 1.16%, and the
3
I Class was 0.75%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 8 .81 $ 10 .49 $ 11 .05 $ 10 .80 $ 10 .01
Investment activities
Net investment income
(1)(2)
0 .43 0 .38 0 .38 0 .45 0 .48
Net realized and unrealized gain/
loss 0 .20 ( 1 .67 ) ( 0 .56 ) 0 .26 0 .80
Total from investment activities 0 .63 ( 1 .29 ) ( 0 .18 ) 0 .71 1 .28
Distributions
Net investment income ( 0 .43 ) ( 0 .39 ) ( 0 .38 ) ( 0 .46 ) ( 0 .49 )
NET ASSET VALUE
End of period $ 9 .01 $ 8 .81 $ 10 .49 $ 11 .05 $ 10 .80
Ratios/Supplemental Data
Total return
(2)(3)
7 .41% ( 12 .32 ) % ( 1 .66 ) % 6 .88% 13 .00%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1 .03% 0 .99% 1 .00% 1 .06% 1 .18%
Net expenses after waivers/
payments by Price Associates 0 .89% 0 .88% 0 .95% 0 .97% 0 .96%
Net investment income 4 .90% 4 .13% 3 .47% 4 .29% 4 .56%
Portfolio turnover rate 46 .3% 41 .2% 69 .3% 79 .3% 53 .3%
Net assets, end of period (in
thousands) $90,472 $95,609 $216,473 $141,609 $110,891
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 8 .81 $ 10 .48 $ 11 .05 $ 10 .80 $ 10 .00
Investment activities
Net investment income
(1)(2)
0 .41 0 .35 0 .35 0 .42 0 .47
Net realized and unrealized gain/
loss 0 .20 ( 1 .66 ) ( 0 .57 ) 0 .25 0 .79
Total from investment activities 0 .61 ( 1 .31 ) ( 0 .22 ) 0 .67 1 .26
Distributions
Net investment income ( 0 .41 ) ( 0 .36 ) ( 0 .35 ) ( 0 .42 ) ( 0 .46 )
NET ASSET VALUE
End of period $ 9 .01 $ 8 .81 $ 10 .48 $ 11 .05 $ 10 .80
Ratios/Supplemental Data
Total return
(2)(3)
7 .13% ( 12 .49 ) % ( 2 .02 ) % 6 .57% 12 .80%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1 .61% 1 .36% 1 .46% 1 .50% 1 .61%
Net expenses after waivers/
payments by Price Associates 1 .17% 1 .16% 1 .22% 1 .25% 1 .24%
Net investment income 4 .62% 3 .75% 3 .24% 4 .06% 4 .43%
Portfolio turnover rate 46 .3% 41 .2% 69 .3% 79 .3% 53 .3%
Net assets, end of period (in
thousands) $136 $195 $650 $248 $537
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 8 .81 $ 10 .49 $ 11 .05 $ 10 .80 $ 10 .01
Investment activities
Net investment income
(1)(2)
0 .44 0 .39 0 .39 0 .46 0 .48
Net realized and unrealized gain/
loss 0 .21 ( 1 .67 ) ( 0 .55 ) 0 .26 0 .81
Total from investment activities 0 .65 ( 1 .28 ) ( 0 .16 ) 0 .72 1 .29
Distributions
Net investment income ( 0 .44 ) ( 0 .40 ) ( 0 .40 ) ( 0 .47 ) ( 0 .50 )
NET ASSET VALUE
End of period $ 9 .02 $ 8 .81 $ 10 .49 $ 11 .05 $ 10 .80
Ratios/Supplemental Data
Total return
(2)(3)
7 .66% ( 12 .21 ) % ( 1 .52 ) % 7 .03% 13 .15%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .83% 0 .79% 0 .82% 0 .90% 1 .02%
Net expenses after waivers/
payments by Price Associates 0 .75% 0 .75% 0 .80% 0 .83% 0 .83%
Net investment income 5 .02% 4 .24% 3 .63% 4 .41% 4 .52%
Portfolio turnover rate 46 .3% 41 .2% 69 .3% 79 .3% 53 .3%
Net assets, end of period (in
thousands) $228,938 $302,915 $652,673 $357,765 $121,427
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
December 31, 2023

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 0.6%
Corporate Bonds 0.6%
AngloGold Ashanti Holdings, 3.375%, 11/1/28 (USD)  1,960,000 1,759
Total Australia (Cost
$1,629
)
1,759
BRAZIL 6.5%
Corporate Bonds 6.5%
Aegea Finance, 6.75%, 5/20/29 (USD)  (1) 2,975,000 2,926
Aegea Finance, 9.00%, 1/20/31 (USD)  (1) 320,000 340
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  1,400,000 1,088
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD)  (1) 700,000 590
Cosan Overseas, 8.25% (USD)  (2) 2,975,000 2,967
CSN Resources, 8.875%, 12/5/30 (USD)  (1) 1,625,000 1,695
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD)  (1) 1,645,000 1,422
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  1,660,000 1,434
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  273,000 235
Klabin Austria, 3.20%, 1/12/31 (USD)  4,175,000 3,500
Minerva Luxembourg, 8.875%, 9/13/33 (USD)  (1) 1,600,000 1,695
Sitios Latinoamerica, 5.375%, 4/4/32 (USD)  (1) 2,200,000 2,047
Sitios Latinoamerica, 5.375%, 4/4/32 (USD)  1,025,000 954
Total Brazil (Cost
$21,533
)
20,893
CHILE 6.2%
Corporate Bonds 6.2%
AES Andes, VR, 7.125%, 3/26/79 (USD)  (1)(3) 5,035,000 4,842
Agrosuper, 4.60%, 1/20/32 (USD)  (1) 1,222,000 1,052
CAP, 3.90%, 4/27/31 (USD)  2,050,000 1,597
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD)  (1) 1,725,000 1,595
Chile Electricity, 6.01%, 1/20/33 (USD)  (1) 1,600,000 1,642
Colbun, 3.15%, 3/6/30 (USD)  850,000 758
Colbun, 3.95%, 10/11/27 (USD)  2,775,000 2,663
Interchile, 4.50%, 6/30/56 (USD)  (1) 2,340,000 1,937
Sociedad de Transmision Austral, 4.00%, 1/27/32 (USD)  (1) 3,100,000 2,743
Sociedad de Transmision Austral, 4.00%, 1/27/32 (USD)  600,000 531
VTR Comunicaciones, 4.375%, 4/15/29 (USD)  (1) 914,000 458
Total Chile (Cost
$21,187
)
19,818

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHINA 6.3%
Convertible Bonds 1.2%
H World Group, 3.00%, 5/1/26 (USD)  769,000 829
Li Auto, 0.25%, 5/1/28 (USD)  480,000 703
NIO, 3.875%, 10/15/29 (USD)  (1) 325,000 345
Xiaomi Best Time International, Zero Coupon, 12/17/27 (USD)  2,300,000 2,058
3,935
Corporate Bonds 5.1%
AAC Technologies Holdings, 2.625%, 6/2/26 (USD)  1,875,000 1,668
China Mengniu Dairy, 1.875%, 6/17/25 (USD)  1,700,000 1,617
Country Garden Holdings, 5.125%, 1/17/25 (USD)  (4)(5) 1,850,000 145
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)  1,970,000 1,910
Kaisa Group Holdings, 11.25%, 4/9/22 (USD)  (4)(5) 1,000,000 36
Kaisa Group Holdings, 11.95%, 10/22/22 (USD)  (4)(5) 5,275,000 193
Lenovo Group, 5.875%, 4/24/25 (USD)  1,300,000 1,307
Prosus, 4.193%, 1/19/32 (USD)  2,950,000 2,547
Tencent Holdings, 3.29%, 6/3/60 (USD)  805,000 511
Tencent Holdings, 3.84%, 4/22/51 (USD)  1,430,000 1,070
West China Cement, 4.95%, 7/8/26 (USD)  2,818,000 2,059
Zhongsheng Group Holdings, 3.00%, 1/13/26 (USD)  3,500,000 3,264
16,327
Total China (Cost
$25,842
)
20,262
COLOMBIA 4.1%
Corporate Bonds 4.1%
Aris Mining, 6.875%, 8/9/26 (USD)  (1) 2,685,000 2,334
Banco Davivienda, VR, 6.65% (USD)  (1)(2)(3) 3,200,000 2,292
Banco de Bogota, 4.375%, 8/3/27 (USD)  1,605,000 1,490
Banco de Bogota, 6.25%, 5/12/26 (USD)  1,025,000 1,013
Bancolombia, VR, 6.909%, 10/18/27 (USD)  (3) 1,285,000 1,285
Ecopetrol, 4.625%, 11/2/31 (USD)  2,150,000 1,826
Ecopetrol, 8.875%, 1/13/33 (USD)  730,000 794
Geopark, 5.50%, 1/17/27 (USD)  (1) 2,475,000 2,194
Total Colombia (Cost
$14,523
)
13,228
GEORGIA 0.8%
Corporate Bonds 0.8%
Georgian Railway, 4.00%, 6/17/28 (USD)  (1) 2,887,000 2,665
Total Georgia (Cost
$2,887
)
2,665

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GHANA 0.8%
Corporate Bonds 0.8%
Kosmos Energy, 7.125%, 4/4/26 (USD)  1,698,000 1,616
Kosmos Energy, 7.50%, 3/1/28 (USD)  1,145,000 1,044
Total Ghana (Cost
$2,696
)
2,660
HONG KONG 2.2%
Convertible Bonds 0.4%
Link CB, 4.50%, 12/12/27  10,000,000 1,317
1,317
Corporate Bonds 1.2%
HKT Capital No. 6, 3.00%, 1/18/32 (USD)  2,350,000 2,024
NWD MTN, 4.50%, 5/19/30 (USD)  294,000 219
PCPD Capital, 5.125%, 6/18/26 (USD)  1,872,000 1,477
3,720
Government Bonds 0.6%
Airport Authority, 2.625%, 2/4/51 (USD)  2,650,000 1,825
1,825
Total Hong Kong (Cost
$7,405
)
6,862
INDIA 6.7%
Corporate Bonds 6.7%
ABJA Investment, 5.95%, 7/31/24 (USD)  2,865,000 2,859
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  3,594,375 2,950
Adani Renewable Energy RJ, 4.625%, 10/15/39 (USD)  1,524,675 1,198
CA Magnum Holdings, 5.375%, 10/31/26 (USD)  1,800,000 1,679
Continuum Energy Aura, 9.50%, 2/24/27 (USD)  (1) 1,010,000 1,030
Greenko Solar Mauritius, 5.55%, 1/29/25 (USD)  2,650,000 2,599
HDFC Bank, 5.686%, 3/2/26 (USD)  1,750,000 1,771
India Airport Infra, 6.25%, 10/25/25 (USD)  2,000,000 1,972
JSW Infrastructure, 4.95%, 1/21/29 (USD)  3,085,000 2,850
TML Holdings Pte, 5.50%, 6/3/24 (USD)  2,075,000 2,062
Vedanta Resources Finance II, 8.95%, 3/11/25 (USD)  680,000 506
Total India (Cost
$22,187
)
21,476
INDONESIA 6.2%
Corporate Bonds 6.2%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  4,090,000 3,910

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Indofood CBP Sukses Makmur, 4.805%, 4/27/52 (USD)  1,500,000 1,226
Minejesa Capital, 4.625%, 8/10/30 (USD)  1,050,000 999
Minejesa Capital, 5.625%, 8/10/37 (USD)  3,100,000 2,724
Pakuwon Jati, 4.875%, 4/29/28 (USD)  2,790,000 2,600
Pertamina Persero, 6.50%, 11/7/48 (USD)  1,450,000 1,624
PT Tower Bersama Infrastructure, 4.25%, 1/21/25 (USD)  4,650,000 4,569
Star Energy Geothermal Wayang Windu, 6.75%, 4/24/33 (USD)  2,270,240 2,271
Total Indonesia (Cost
$20,695
)
19,923
ISRAEL 4.5%
Corporate Bonds 4.5%
Bank Hapoalim, VR, 3.255%, 1/21/32 (USD)  (1)(3) 1,925,000 1,664
Bank Leumi Le-Israel, VR, 7.129%, 7/18/33 (USD)  (1)(3) 1,705,000 1,657
Energian Israel Finance, 4.875%, 3/30/26 (USD)  (1) 1,689,958 1,555
ICL Group, 6.375%, 5/31/38 (USD)  (1) 1,754,000 1,659
Israel Electric, 4.25%, 8/14/28 (USD)  (1) 1,125,000 1,048
Leviathan Bond, 6.125%, 6/30/25 (USD)  (1) 1,970,167 1,899
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27
(USD)  1,750,000 1,676
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28
(USD)  1,675,000 1,708
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29
(USD)  1,505,000 1,618
Total Israel (Cost
$15,284
)
14,484
JAMAICA 0.0%
Corporate Bonds 0.0%
Digicel, 6.75%, 3/1/23 (USD)  (5)(6) 2,725,000 68
Total Jamaica (Cost
$2,556
)
68
KAZAKHSTAN 0.7%
Corporate Bonds 0.7%
KazMunayGas National, 5.375%, 4/24/30 (USD)  860,000 855
KazMunayGas National, 5.75%, 4/19/47 (USD)  1,375,000 1,209
Total Kazakhstan (Cost
$2,459
)
2,064
KUWAIT 1.2%
Corporate Bonds 1.2%
MEGlobal, 4.25%, 11/3/26 (USD)  3,735,000 3,617

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MEGlobal Canada, 5.875%, 5/18/30 (USD)  330,000 340
Total Kuwait (Cost
$4,304
)
3,957
MACAO 2.7%
Corporate Bonds 2.7%
Melco Resorts Finance, 4.875%, 6/6/25 (USD)  1,370,000 1,330
MGM China Holdings, 5.875%, 5/15/26 (USD)  1,300,000 1,274
Sands China, 4.30%, 1/8/26 (USD)  3,740,000 3,594
Studio City Finance, 5.00%, 1/15/29 (USD)  1,580,000 1,329
Wynn Macau, 5.50%, 1/15/26 (USD)  (1) 1,025,000 1,001
Total Macao (Cost
$8,241
)
8,528
MALAYSIA 1.2%
Corporate Bonds 1.2%
Axiata Spv5 Labuan, 3.064%, 8/19/50 (USD)  1,925,000 1,332
TNB Global Ventures Capital, 3.244%, 10/19/26 (USD)  2,440,000 2,326
Total Malaysia (Cost
$4,126
)
3,658
MAURITIUS 1.2%
Corporate Bonds 1.2%
Axian Telecom, 7.375%, 2/16/27 (USD)  (1) 3,860,000 3,621
Axian Telecom, 7.375%, 2/16/27 (USD)  200,000 188
Total Mauritius (Cost
$4,050
)
3,809
MEXICO 8.7%
Corporate Bonds 7.3%
Alpek, 3.25%, 2/25/31 (USD)  2,250,000 1,929
Banco Mercantil del Norte, VR, 5.875% (USD)  (1)(2)(3) 600,000 553
Banco Mercantil del Norte, VR, 7.625% (USD)  (2)(3) 2,675,000 2,574
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD)  (3) 3,155,000 2,861
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD)  (1)(3) 2,150,000 2,031
Braskem Idesa SAPI, 6.99%, 2/20/32 (USD)  2,250,000 1,319
Braskem Idesa SAPI, 7.45%, 11/15/29 (USD)  527,000 332
Cemex, VR, 9.125% (USD)  (1)(2)(3) 1,230,000 1,311
Cemex, VR, 9.125% (USD)  (2)(3) 575,000 613
Cometa Energia, 6.375%, 4/24/35 (USD)  (1) 3,328,300 3,233
Corp Inmobiliaria Vesta, 3.625%, 5/13/31 (USD)  (1) 1,840,000 1,582
GCC, 3.614%, 4/20/32 (USD)  (1) 2,400,000 2,070
Metalsa, 3.75%, 5/4/31 (USD)  (1) 2,342,000 1,929
Metalsa, 3.75%, 5/4/31 (USD)  150,000 124

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Sixsigma Networks Mexico, 7.50%, 5/2/25 (USD)  900,000 824
23,285
Government Bonds 1.4%
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  3,625,000 3,382
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  1,500,000 983
4,365
Total Mexico (Cost
$30,761
)
27,650
MOROCCO 1.3%
Corporate Bonds 1.3%
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  (1) 3,050,000 2,863
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  1,365,000 1,282
Total Morocco (Cost
$4,528
)
4,145
OMAN 0.7%
Corporate Bonds 0.7%
Lamar Funding, 3.958%, 5/7/25 (USD)  950,000 927
Oztel Holdings, 6.625%, 4/24/28 (USD)  1,264,000 1,325
Total Oman (Cost
$2,283
)
2,252
PANAMA 2.8%
Corporate Bonds 2.8%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41 (USD)  (1) 2,000,000 1,506
AES Panama Generation Holdings Srl, 4.375%, 5/31/30 (USD)  2,258,818 1,901
Banco General, VR, 5.25% (USD)  (1)(2)(3) 3,407,000 2,929
C&W Senior Financing, 6.875%, 9/15/27 (USD)  (1) 2,900,000 2,705
Total Panama (Cost
$10,068
)
9,041
PARAGUAY 0.5%
Corporate Bonds 0.5%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD)  (1) 1,525,000 1,487
Total Paraguay (Cost
$1,576
)
1,487
PERU 4.0%
Corporate Bonds 4.0%
Banco de Credito del Peru, VR, 3.25%, 9/30/31 (USD)  (1)(3) 1,935,000 1,771
Cia de Minas Buenaventura, 5.50%, 7/23/26 (USD)  2,385,000 2,279
Consorcio Transmantaro, 5.20%, 4/11/38 (USD)  (1) 1,840,000 1,750

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corp Financiera de Desarrollo, 2.40%, 9/28/27 (USD)  1,500,000 1,338
Fondo MIVIVIENDA, 4.625%, 4/12/27 (USD)  1,700,000 1,663
InRetail Consumer, 3.25%, 3/22/28 (USD)  (1) 2,120,000 1,904
Minsur, 4.50%, 10/28/31 (USD)  1,125,000 996
Petroleos del Peru, 5.625%, 6/19/47 (USD)  1,750,000 1,080
Total Peru (Cost
$13,718
)
12,781
PHILIPPINES 3.3%
Corporate Bonds 3.3%
Globe Telecom, 2.50%, 7/23/30 (USD)  620,000 508
Globe Telecom, 3.00%, 7/23/35 (USD)  3,475,000 2,611
ICTSI Treasury, 3.50%, 11/16/31 (USD)  1,925,000 1,690
International Container Terminal Services, 4.75%, 6/17/30 (USD)  2,760,000 2,688
Manila Water, 4.375%, 7/30/30 (USD)  3,375,000 3,067
Total Philippines (Cost
$12,156
)
10,564
QATAR 1.0%
Corporate Bonds 1.0%
Qatar Energy, 3.125%, 7/12/41 (USD)  (1) 2,195,000 1,692
Qatar Energy, 3.125%, 7/12/41 (USD)  2,000,000 1,542
Total Qatar (Cost
$4,229
)
3,234
ROMANIA 0.6%
Corporate Bonds 0.6%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR)  (3) 1,668,000 1,944
Total Romania (Cost
$1,860
)
1,944
SAUDI ARABIA 2.2%
Corporate Bonds 1.2%
Gaci First Investment, 5.125%, 2/14/53 (USD)  2,050,000 1,862
Saudi Electricity Global Sukuk, 5.06%, 4/8/43 (USD)  1,922,000 1,852
3,714
Government Bonds 1.0%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  (1) 1,575,000 1,412
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  2,000,000 1,794
3,206
Total Saudi Arabia (Cost
$8,077
)
6,920

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SINGAPORE 0.7%
Corporate Bonds 0.7%
DBS Group Holdings, VR, 3.30% (USD)  (2)(3) 2,350,000 2,247
Total Singapore (Cost
$2,260
)
2,247
SLOVENIA 1.2%
Corporate Bonds 1.2%
Nova Kreditna Banka Maribor, VR, 7.375%, 6/29/26  (3) 1,700,000 1,939
Nova Ljubljanska Banka dd, VR, 7.125%, 6/27/27  (3) 1,700,000 1,982
Total Slovenia (Cost
$3,768
)
3,921
SOUTH AFRICA 1.1%
Corporate Bonds 1.1%
Bidvest Group U.K., 3.625%, 9/23/26 (USD)  1,800,000 1,674
Transnet, 8.25%, 2/6/28 (USD)  (1) 1,700,000 1,717
Total South Africa (Cost
$3,304
)
3,391
SOUTH KOREA 2.6%
Corporate Bonds 2.6%
GS Caltex, 5.375%, 8/7/28 (USD)  (1) 2,370,000 2,395
Hyundai Motor Manufacturing Indonesia, 1.75%, 5/6/26 (USD)  450,000 416
POSCO, 5.625%, 1/17/26 (USD)  1,600,000 1,614
Shinhan Bank, 4.50%, 3/26/28 (USD)  2,625,000 2,537
SK Hynix, 6.25%, 1/17/26 (USD)  (1) 1,400,000 1,416
Total South Korea (Cost
$8,461
)
8,378
TANZANIA 0.8%
Convertible Bonds 0.2%
HTA Group, 2.875%, 3/18/27 (USD)  800,000 697
697
Corporate Bonds 0.6%
HTA Group, 7.00%, 12/18/25 (USD)  1,774,000 1,751
1,751
Total Tanzania (Cost
$2,420
)
2,448

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
THAILAND 3.3%
Corporate Bonds 3.3%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD)  (1)(3) 770,000 647
Bangkok Bank, VR, 3.733%, 9/25/34 (USD)  (1)(3) 2,380,000 2,117
Bangkok Bank, VR, 3.733%, 9/25/34 (USD)  (3) 1,450,000 1,290
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)  2,510,000 2,457
Kasikornbank, VR, 3.343%, 10/2/31 (USD)  (3) 1,404,000 1,292
Thaioil Treasury Center, 2.50%, 6/18/30 (USD)  285,000 241
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  3,502,000 2,373
Total Thailand (Cost
$11,947
)
10,417
TÜRKIYE 4.0%
Corporate Bonds 4.0%
Akbank TAS, 6.80%, 2/6/26 (USD)  2,800,000 2,817
Hyundai Assan Otomotiv Sanayi ve Ticaret, 1.625%, 7/12/26
(USD)  1,947,000 1,770
Mersin Uluslararasi Liman Isletmeciligi, 8.25%, 11/15/28
(USD)  (1) 1,625,000 1,699
TAV Havalimanlari Holding, 8.50%, 12/7/28 (USD)  (1) 1,630,000 1,671
Turkcell Iletisim Hizmetleri, 5.75%, 10/15/25 (USD)  2,785,000 2,745
Yapi ve Kredi Bankasi, 9.25%, 10/16/28 (USD)  (1) 1,800,000 1,911
Total Türkiye (Cost
$12,205
)
12,613
UNITED ARAB EMIRATES 1.9%
Corporate Bonds 1.9%
EMG SUKUK, 4.564%, 6/18/24 (USD)  1,605,000 1,595
Emirates NBD Bank, VR, 4.25% (USD)  (2)(3) 935,000 844
MAF Global Securities, VR, 6.375% (USD)  (2)(3) 3,074,000 3,029
Sobha Sukuk, 8.75%, 7/17/28 (USD)  740,000 736
Total United Arab Emirates (Cost
$6,522
)
6,204
UNITED KINGDOM 0.5%
Corporate Bonds 0.5%
Standard Chartered, VR, 4.30% (USD)  (2)(3) 1,945,000 1,580
Total United Kingdom (Cost
$1,700
)
1,580

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED STATES 2.3%
Convertible Bonds 0.6%
Citigroup Global Markets Holdings, Series 1299, Zero Coupon,
2/26/26 (HKD)  16,000,000 1,894
1,894
Corporate Bonds 1.7%
Hyundai Capital America, 5.50%, 3/30/26  (1) 2,775,000 2,783
LCPR Senior Secured Financing, 5.125%, 7/15/29  (1) 550,000 480
LCPR Senior Secured Financing, 6.75%, 10/15/27  (1) 2,393,000 2,327
5,590
Total United States (Cost
$7,638
)
7,484
UZBEKISTAN 0.8%
Corporate Bonds 0.8%
Ipoteka-Bank ATIB, 5.50%, 11/19/25 (USD)  2,825,000 2,630
Total Uzbekistan (Cost
$2,841
)
2,630
VIETNAM 0.7%
Corporate Bonds 0.7%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  (1) 442,699 412
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  1,978,313 1,843
Total Vietnam (Cost
$2,414
)
2,255
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 5.42%  (7)(8) 5,354,297 5,354
Total Short-Term Investments (Cost $5,354) 5,354
Total Investments in Securities
98.6% of Net Assets
(Cost $341,694) $ 315,054

T. ROWE PRICE Emerging Markets Corporate Bond Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$102,251 and represents 32.0% of net assets.
(2) Perpetual security with no stated maturity date.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Security is in default or has failed to make a scheduled interest and/or principal payment.
(5) Non-income producing
(6) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(7) Seven-day yield
(8) Affiliated Companies
EUR Euro
HKD Hong Kong Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
United States 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/28 3,193 192 178 14
Total United States 14
Total Centrally Cleared Credit Default Swaps,
Protection Sold 14
Total Centrally Cleared Swaps 14
Net payments (receipts) of variation margin to date (16)
Variation margin receivable (payable) on centrally cleared swaps $ (2)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 2/23/24 EUR 212 USD 232 $ 3
Morgan Stanley 2/23/24 EUR 644 USD 707 6
UBS Investment Bank 2/23/24 USD 6,671 EUR 6,113 (93)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (84)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 30 Euro BOBL contracts 3/24 (3,950) $ (55)
Long, 11 U.S. Treasury Notes ten year contracts 3/24 1,242 5
Long, 16 Ultra U.S. Treasury Bonds contracts 3/24 2,137 137
Net payments (receipts) of variation margin to date (83)
Variation margin receivable (payable) on open futures contracts $ 4

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ —# $ — $ 403+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 25,112  ¤   ¤ $ 5,354^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $403 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,354.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $341,694) $ 315,054
Interest receivable 4,988
Receivable for investment securities sold 484
Cash deposits on centrally cleared swaps 246
Cash deposits on futures contracts 180
Receivable for shares sold 86
Foreign currency (cost $15) 15
Unrealized gain on forward currency exchange contracts 9
Due from affiliates 6
Variation margin receivable on futures contracts 4
Other assets 37
Total assets 321,109
Liabilities
Payable for shares redeemed 1,170
Investment management fees payable 189
Unrealized loss on forward currency exchange contracts 93
Variation margin payable on centrally cleared swaps 2
Other liabilities 109
Total liabilities 1,563
NET ASSETS $ 319,546

T. ROWE PRICE Emerging Markets Corporate Bond Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (167,581)
Paid-in capital applicable to 35,431,545 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized
487,12 7
NET ASSETS $ 319,546
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $90,472; Shares outstanding: 10,035,822) $ 9.01
Advisor Class
(Net assets: $136; Shares outstanding: 15,112) $ 9.01
I Class
(Net assets: $228,938; Shares outstanding: 25,380,611) $ 9.02

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Statement of Operations

($000s)
Year
Ended
12/31/23
Investment Income (Loss)
Income
    Interest $ 20,809
Dividend 403
Total income 21,212
Expenses
Investment management 2,558
Shareholder servicing
Investor Class $ 191
Advisor Class 1
I Class 22 214
Prospectus and shareholder reports
Investor Class 28
I Class 42 70
Custody and accounting 205
Registration 80
Legal and audit 44
Proxy and annual meeting 16
Directors 1
Miscellaneous 44
Waived / paid by Price Associates (335)
Total expenses 2,897
Net investment income 18,315

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (25,471)
Futures 107
Swaps 17
Forward currency exchange contracts 34
Foreign currency transactions 12
Net realized loss (25,301)
Change in net unrealized gain / loss
Securities 32,089
Futures (69)
Swaps 55
Forward currency exchange contracts (34)
Other assets and liabilities denominated in foreign currencies 6
Change in net unrealized gain / loss 32,047
Net realized and unrealized gain / loss 6,746
INCREASE IN NET ASSETS FROM OPERATIONS
$ 25,061

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 18,315 $ 26,865
Net realized loss (25,301) (97,183)
Change in net unrealized gain / loss 32,047 (43,964)
Increase (decrease) in net assets from operations 25,061 (114,282)
Distributions to shareholders
Net earnings
Investor Class (4,683) (6,438)
Advisor Class (7) (15)
I Class (13,700) (20,816)
Decrease in net assets from distributions (18,390) (27,269)
Capital share transactions
*
Shares sold
Investor Class 31,606 74,074
Advisor Class 50 104
I Class 38,314 181,730
Distributions reinvested
Investor Class 4,599 6,317
Advisor Class 7 14
I Class 13,431 20,573
Shares redeemed
Investor Class (43,222) (167,950)
Advisor Class (121) (473)
I Class (130,508) (443,915)
Decrease in net assets from capital share
transactions (85,844) (329,526)

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Decrease during period (79,173) (471,077)
Beginning of period 398,719 869,796
End of period $ 319,546 $ 398,719
*Share information (000s)
Shares sold
Investor Class 3,567 7,839
Advisor Class 6 11
I Class 4,335 19,327
Distributions reinvested
Investor Class 522 695
Advisor Class 1 1
I Class 1,523 2,253
Shares redeemed
Investor Class (4,907) (18,326)
Advisor Class (14) (52)
I Class (14,846) (49,433)
Decrease in shares outstanding (9,813) (37,685)

T. ROWE PRICE Emerging Markets Corporate Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Corporate
Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high current income and, secondarily, capital appreciation. The fund has three classes of shares: the Emerging
Markets Corporate Bond Fund (Investor Class), the Emerging Markets Corporate
Bond Fund–Advisor Class (Advisor Class) and the Emerging Markets Corporate
Bond Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend

T. ROWE PRICE Emerging Markets Corporate Bond Fund

date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25%
of the class’s average daily net assets; during the year ended December 31, 2023, the
Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-

T. ROWE PRICE Emerging Markets Corporate Bond Fund

06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed

T. ROWE PRICE Emerging Markets Corporate Bond Fund

on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 309,700 $ — $ 309,700
Short-Term Investments 5,354 — — 5,354
Total Securities 5,354 309,700 — 315,054
Swaps* — 14 — 14
Forward Currency Exchange
Contracts — 9 — 9
Futures Contracts* 142 — — 142
Total $ 5,496 $ 309,723 $ — $ 315,219
Liabilities
Forward Currency Exchange
Contracts $ — $ 93 $ — $ 93
Futures Contracts* 55 — — 55
Total $ 55 $ 93 $ — $ 148
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 142
Foreign exchange derivatives Forwards 9
Credit derivatives Centrally Cleared Swaps 14
*
Total $ 165
*
Liabilities
Interest rate derivatives Futures $ 55
Foreign exchange derivatives Forwards 93
Total $ 148
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ 107 $ — $ — $ 107
Foreign exchange derivatives — 34 — 34
Credit derivatives — — 17 17
Total $ 107 $ 34 $ 17 $ 158

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (69) $ — $ — $ (69)
Foreign exchange derivatives — (34) — (34)
Credit derivatives — — 55 55
Total $ (69) $ (34) $ 55 $ (48)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of December 31, 2023, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of December 31, 2023, cash of $426,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards

T. ROWE PRICE Emerging Markets Corporate Bond Fund

are reflected as liabilities on the accompanying Statement of Assets and Liabilities.
When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31,
2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 3% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 6% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse

T. ROWE PRICE Emerging Markets Corporate Bond Fund

(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying
Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of
Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and
Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin).
Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of December 31, 2023, the notional amount of protection sold by the fund totaled $3,193,000 (1.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty

T. ROWE PRICE Emerging Markets Corporate Bond Fund

to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 3% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $163,521,000 and $231,083,000, respectively, for the year ended December 31, 2023.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 18,390 $ 27,269
($000s)
Cost of investments $ 343,214
Unrealized appreciation $ 3,218
Unrealized depreciation (31,198)
Net unrealized appreciation (depreciation) $ (27,980)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards, late-year ordinary loss deferrals and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.41% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2023, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring,
($000s)
Net unrealized appreciation (depreciation) $ (27,980)
Loss carryforwards and deferrals (139,601)
Total distributable earnings (loss) $ (167,581)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $938,000 remain subject to repayment by the fund at December 31, 2023.
Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.88% 1.16% 0.05%
Expense limitation date 04/30/26 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $(138) $(1) $(196)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended December 31, 2023, expenses incurred pursuant to these service agreements were $116,000 for Price Associates; $87,000 for T. Rowe Price Services, Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Emerging Markets Corporate Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Emerging Markets Corporate Bond Fund
(one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31,
2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31,
2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $16,835,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Emerging Markets Corporate Bond Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jason R. Adams (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ulle Adamson, CFA (1979)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Syed H. Ali (1970)
Vice President
Vice President, Price Hong Kong, Price Singapore,
and T. Rowe Price Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Luis M. Baylac (1982)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Shiu Tak Sheldon Chan (1981)
Vice President
Vice President, Price International and T. Rowe Price
Group, Inc.
Andrew Chang (1983)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Vincent Chung (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Investment Analyst/Trader,
Observatory Capital Management LLP (to 2019)
Archibald Ciganer, CFA (1976)
Executive Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price,
T. Rowe Price Group, Inc., Price International, and
T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Michael Della Vedova (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Dawei Feng (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Quentin S. Fitzsimmons (1968)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Vishnu V. Gopal (1979)
Vice President
Vice President, Price International and T. Rowe Price
Group, Inc.
Benjamin Griffiths, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.; formerly, Economist, J.P. Morgan (to
2020)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Michael D. Jacobs (1971)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price
Group, Inc., and Price International
Jacob H. Kann, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Takanori Kobayashi (1981)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Shengrong Lau (1982)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Anh Lu (1968)
Executive Vice President
Vice President, Price Hong Kong, Price
International, and T. Rowe Price Group, Inc.
Sebastien Mallet (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ryan Martyn (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Colin McQueen (1967)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Investment Manager,
Global Equities, Sanlam FOUR Investments UK
Limited (to 2019)
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Jihong Min (1979)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, Price International,
T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
Tobias F. Mueller, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Economist, HSBC
Bank Middle East Ltd (to 2019)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Kenneth A. Orchard (1975)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Oluwaseun Oyegunle, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Todd Reese (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David L. Rowlett, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Nikolaj Schmidt (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Weijie (Vivian) Si (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Scott D. Solomon, CFA (1981)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Saurabh Sud, CFA (1985)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Sin Dee Tan, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Rupinder Vig (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher Vost, CFA (1989)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Verena E. Wachnitz, CFA (1978)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Hiroshi Watanabe, CFA (1975)
Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin T. Yeagle (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ernest C. Yeung, CFA (1979)
Executive Vice President
Director and Vice President, Price Hong Kong; Vice
President, T. Rowe Price Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Wenli Zheng (1979)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281594 F193-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$40,833	$36,495
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024